Group - Income Statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue from product sales		$ 2,552	$ 2,186
Cost of sales		(1,762)	(1,749)
(Loss) gain on non-hedge derivatives and other commodity contracts		(41)	(2)
Gross profit (loss)		749	435
Corporate administration, marketing and related expenses		(66)	(44)
Exploration and evaluation costs		(105)	(112)
Impairment, derecognition of assets and profit (loss) on disposal		(1)	(126)
Other (expenses) income		(72)	(68)
Finance income		89	57
Foreign exchange and fair value adjustments		(25)	(75)
Finance costs and unwinding of obligations		(84)	(75)
Share of associates and joint ventures’ profit (loss)		95	84
Profit (loss) before taxation		580	76
Taxation		(259)	(111)
Profit (loss) for the period		321	(35)
Attributable to:
Equity shareholders		311	(39)
Non-controlling interests		$ 10	$ 4
Earnings per share [abstract]
Basic earnings (loss) per ordinary share (USD per share)	[1]	$ 0.74	$ (0.09)
Diluted earnings (loss) per ordinary share (USD per share)	[2]	$ 0.74	$ (0.09)

[1]	Calculated on the basic weighted average number of ordinary shares.
[2]	Calculated on the diluted weighted average number of ordinary shares.